CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES	12 Months Ended
Dec. 31, 2023
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

NOTE 9 – CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

	2023	2022

Contract assets	22,431	25,290

Contract assets represent earned but not invoiced delivery services revenue. All contract assets are short-term and their maturities are less than 1 month (2022: less than 1 month).

	2023	2022

Contract liabilities and merchant advances	1,424,467	1,052,167

These amounts relate to undelivered orders and include contract liabilities, which will be released to revenues, as well as advances received from customers for marketplace transactions amounting to TRY988,498 thousand (2022: TRY626,366 thousand), where the Group acts as an agent, which are credited as a payable to the merchant (note 7) when delivery is complete. Average delivery date varies between 1–4 days.